Goodwill and Other Intangibles	3 Months Ended
Mar. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles

12. GOODWILL AND OTHER INTANGIBLES

Changes in the carrying amount of goodwill for the three months ended March 31, 2015 are as follows (in millions):

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at December 31, 2014	$1,662	$595	$61	$5	$161	$2,484
Impact of foreign exchange	(9)	(3)	8	—	(7)	(11)
Balance at March 31, 2015	$1,653	$592	$69	$5	$154	$2,473

As of March 31, 2015 and December 31, 2014, the Company’s other intangible assets and related accumulated amortization consisted of the following:

	March 31, 2015				December 31, 2014
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Dealer Networks	15	$287	$134	$153	$285	$131	$154
Patents, concessions and licenses and other	5-25	1,608	1,229	379	1,701	1,281	420
		1,895	1,363	532	1,986	1,412	574
Other intangible assets not subject to amortization:
Trademarks		276	—	276	276	—	276
Total other intangible assets		$2,171	$1,363	$808	$2,262	$1,412	$850

CNH Industrial recorded amortization expense of $24 million and $27 million for the three months ended March 31, 2015 and 2014, respectively.